Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies
Schedule of ground lease expense incurred, included in other expense

	For the Year Ended December 31,
	2012	2011	2010
Ground lease expense	$43,421	$42,284	$36,750

Schedule of future minimum lease payments due under ground leases

2013	$26,950
2014	28,196
2015	28,921
2016	29,097
2017	29,106
Thereafter	889,307

$1,031,577